Acquisitions - Unaudited Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma loss per share (diluted) (in dollars per share)	$ (3.51)	$ (3.67)
Alta Recourse Development L L C
Business Acquisition [Line Items]
Pro forma sales of natural gas, NGLs and oil	$ 7,248,870	$ 3,092,762
Pro forma (loss) gain on derivatives not designated as hedges	(3,902,076)	501,910
Pro forma net marketing services and other	40,491	17,737
Pro forma total operating revenues	3,387,285	3,612,409
Pro forma net loss	(1,132,181)	(957,377)
Pro forma net income (loss) attributable to noncontrolling interest	1,246	(10)
Pro forma net loss attributable to EQT Corporation	$ (1,133,427)	$ (957,367)
Pro forma loss per share (basic) (in dollars per share)	$ (3.51)	$ (3.67)